GOODWILL AND INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2012
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of goodwill and intangible assets, net
The balance of goodwill and intangible assets, net is as follows:

	December 31,
	2012	2011
	(In thousands)
Goodwill	$1,616,154	$1,358,524
Intangible assets with indefinite lives	378,964	351,488
Intangible assets with definite lives, net	103,940	26,619
Total goodwill and intangible assets, net	$2,099,058	$1,736,631

Schedule of goodwill by reporting unit, including the changes in the carrying value
The following table presents the balance of goodwill by reporting unit, including the changes in the carrying value of goodwill, for the year ended December 31, 2012:

	Balance at December 31, 2011	Additions	(Deductions)	Foreign Exchange Translation	Balance at December 31, 2012
	(In thousands)
Search & Applications	$526,444	$197,458	$(252)	$—	$723,650
Match	667,073	23,250	(555)	(5,833)	683,935
HomeAdvisor	109,947	1,880	—	(169)	111,658
CityGrid Media	17,751	14,373	—	—	32,124
Local	127,698	16,253	—	(169)	143,782
Connected Ventures	8,267	—	—	—	8,267
DailyBurn	7,323	—	—	—	7,323
Media	15,590	—	—	—	15,590
Shoebuy	21,719	—	—	—	21,719
Tutor	—	27,478	—	—	27,478
Other	21,719	27,478	—	—	49,197
Total	$1,358,524	$264,439	$(807)	$(6,002)	$1,616,154
Additions primarily relate to the acquisition of The About Group.
The following table presents the balance of goodwill by reporting unit, including the changes in the carrying value of goodwill, for the year ended December 31, 2011:

	Balance at December 31, 2010	Additions	(Deductions)	Foreign Exchange Translation	Balance at December 31, 2011
	(In thousands)
Search & Applications	$526,681	$—	$(237)	$—	$526,444
Match	297,974	397,115	—	(28,016)	667,073
HomeAdvisor	109,917	—	(3)	33	109,947
CityGrid Media	17,450	301	—	—	17,751
Local	127,367	301	(3)	33	127,698
Connected Ventures	8,436	—	(169)	—	8,267
DailyBurn	7,323	—	—	—	7,323
Media	15,759	—	(169)	—	15,590
Shoebuy	21,712	7	—	—	21,719
Other	21,712	7	—	—	21,719
Total	$989,493	$397,423	$(409)	$(27,983)	$1,358,524

Schedule of intangible assets with definite lives
Intangible assets with indefinite lives are trade names and trademarks acquired in various acquisitions. At December 31, 2012, intangible assets with definite lives are as follows:

	Gross Carrying Amount	Accumulated Amortization	Net	Weighted-Average Useful Life (Years)
	(In thousands)
Content	$47,800	$(4,733)	$43,067	4.0
Technology	37,545	(11,663)	25,882	2.9
Trade names	22,742	(7,044)	15,698	3.6
Advertiser and supplier relationships	16,446	(7,676)	8,770	4.4
Customer lists	11,800	(1,277)	10,523	3.7
Total	$136,333	$(32,393)	$103,940	3.7
At December 31, 2011, intangible assets with definite lives are as follows:

	Gross Carrying Amount	Accumulated Amortization	Net	Weighted-Average Useful Life (Years)
	(In thousands)
Customer lists	$18,050	$(8,837)	$9,213	1.0
Technology	16,145	(3,858)	12,287	2.2
Supplier relationships	8,946	(5,298)	3,648	6.4
Trade names	6,063	(4,592)	1,471	3.4
Total	$49,204	$(22,585)	$26,619	2.6

Schedule of expected amortization of intangible assets with definite-lives
At December 31, 2012, amortization of intangible assets with definite lives for each of the next five years and thereafter is estimated to be as follows:

Years Ending December 31,	(In thousands)
2013	$45,110
2014	30,637
2015	17,157
2016	7,435
2017	2,472
Thereafter	1,129
Total	$103,940